Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000030208 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030208 | Foreign Governments/Agency
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030208 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030208 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000030209 | SectorConsumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030209 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030209 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030209 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030209 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030209 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030209 | SectorCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030209 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030209 | SectorInsurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030209 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000030211 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000030211 | Agency Risk Transfer Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030211 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030211 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030211 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000030211 | U.S Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	92.70%